Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	WSGI
Entity Registrant Name	WORLD SURVEILLANCE GROUP INC.
Entity Central Index Key	0000919742
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS
Cash and cash equivalents	$ 709,857	$ 29,491	$ 12
Accounts receivable, net of allowance for doubtful accounts of $0	11,712
Other receivables	83,000
Inventories	38,625		1,545,490
Prepayments	11,310
Assets from discontinued operations	6,406	6,406	6,406
TOTAL CURRENT ASSETS	860,910	35,897	1,551,908
PROPERTY AND EQUIPMENT
Property and equipment, net of accumulated depreciation of $16,170	2,726,105
Deposits	75,425	350	11,150
Intangible assets, net			2,179,574
TOTAL NONCURRENT ASSETS	75,425	350	2,190,724
TOTAL ASSETS	3,662,440	36,247	3,742,632
CURRENT LIABILITIES
Accounts payable	5,074,857	5,315,659	4,220,167
Notes payable	8,019,681	7,811,510	7,391,718
Other accrued liabilities	1,659,951	3,576,587	3,311,025
Deferred revenues	210,312
Derivative liabilities	1,553,021	1,329,489	1,406,665
Liabilities from discontinued operations	1,365,929	1,365,929	1,387,406
TOTAL CURRENT LIABILITIES	17,883,751	19,399,174	17,716,981
TOTAL LIABILITIES	17,883,751	19,399,174	17,716,981
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY ( DEFICIT)
Common Stock Value	3,987	3,226	2,631
Additional paid-in capital Common Stock	130,399,433	125,146,946	120,114,115
Accumulated deficit	(144,624,731)	(144,513,099)	(134,717,089)
STOCKHOLDERS' EQUITY ( DEFICIT)	(14,221,311)	(19,362,927)	(13,974,349)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,662,440	36,247	3,742,632
Series E Preferred Stock
STOCKHOLDERS' EQUITY ( DEFICIT)
Preferred Stock			100
Additional paid-in capital - Series E Preferred stock			$ 625,894

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 0
Intangible assets, accumulated amortization			1,049,425
Property and equipment, accumulated depreciation	16,170
Accounts payable, due to joint venture partner	0	289,753	396,625
Other accrued liabilities, due to joint venture partner	$ 0	$ 2,185,000	$ 2,185,000
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	398,637,494	322,538,559	263,040,586
Common stock, shares outstanding	398,637,494	322,538,559	263,040,586
Series E Preferred Stock
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, shares authorized		100,000	100,000
Preferred Stock, shares issued		0	100,000
Preferred Stock, shares outstanding		0	100,000
Preferred Stock
Preferred Stock, par value		$ 0.001	$ 0.001
Preferred Stock, shares authorized		10,000,000	10,000,000
Preferred Stock, shares issued		0	0
Preferred Stock, shares outstanding		0	0

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Net sales	$ 26,093	$ 150,000	$ 26,093	$ 150,000
REVENUES					250,000
Cost of sales	16,345		16,345
Gross profit	9,748	150,000	9,748	150,000
COSTS AND EXPENSES:
General and administrative	790,358	1,379,582	1,155,835	1,864,561	3,277,319	4,749,910
Research and development	168,246	150,000	268,246	150,000	2,162,837
Professional fees	407,977	646,080	626,680	1,079,336	2,249,082	1,771,372
Acquisition-related costs	65,000		65,000
Amortization of intangibles					968,700	1,049,425
Depreciation and amortization	12,950	242,175	12,950	484,350
TOTAL EXPENSES	1,444,531	2,417,837	2,128,711	3,578,247	8,657,938	7,570,707
LOSS FROM OPERATIONS	(1,434,783)	(2,267,837)	(2,118,963)	(3,428,247)	(8,407,938)	(7,570,707)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liabilities	(970,310)	(1,822,501)	(223,532)	(1,147,283)	77,176	(1,287,984)
Impairment of intangible assets					(1,210,875)
Interest expense, net	(109,756)	(105,447)	(243,890)	(349,345)	(607,957)	(1,185,379)
NET OTHER INCOME (EXPENSE)	(1,080,066)	(1,911,160)	2,007,331	(1,479,840)	(1,378,290)	(1,843,800)
LOSS FROM CONTINUING OPERATIONS					(9,786,228)	(9,414,507)
LOSS FROM DISCONTINUED OPERATIONS					(9,782)
NET LOSS	(2,514,849)	(4,178,997)	(111,632)	(4,908,087)	(9,796,010)	(9,414,507)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
BASIC and DILUTED	362,484,346	285,677,475	344,881,070	275,358,110	293,619,380	216,936,864
LOSS PER SHARE FROM CONTINUING OPERATIONS
BASIC and DILUTED					$ (0.03)	$ (0.04)
LOSS PER SHARE FROM DISCONTINUED OPERATIONS
BASIC and DILUTED					$ 0
NET LOSS PER SHARE:
BASIC and DILUTED	$ (0.01)	$ (0.01)	$ 0	$ (0.02)	$ (0.03)	$ (0.04)
All Other
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities		16,788		16,788	363,366
Derivative Financial Instruments, Liabilities
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities						629,563
Joint Venture Partner
OTHER INCOME (EXPENSE)
Gain on extinguishment of debt/liabilities			$ 2,474,753

CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Accrued expenses	Accounts Payable	Other Issue	Held in Escrow	COMMON STOCK	COMMON STOCK Other Issue	COMMON STOCK Held in Escrow	COMMON STOCK ADDITIONAL PAID-IN CAPITAL	COMMON STOCK ADDITIONAL PAID-IN CAPITAL Other Issue	COMMON STOCK ADDITIONAL PAID-IN CAPITAL Held in Escrow	Series E Preferred Stock	Series E Preferred Stock Accrued expenses	Series E Preferred Stock Accounts Payable	ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK	ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK Accrued expenses	ADDITIONAL PAID-IN CAPITAL - SERIES E PREFERRED STOCK Accounts Payable	ACCUMULATED DEFICIT
Beginning Balance at Dec. 31, 2008	$ (15,452,154)					$ 1,848			$ 109,848,580									$ (125,302,582)
Beginning Balance (in shares) at Dec. 31, 2008						184,704,015
Shares issued for cash (in shares)						18,123,014
Shares issued for cash	1,882,354					181			1,882,173
Shares issued for conversion of notes (in shares)						25,683,212
Shares issued for conversion of notes	2,703,199					257			2,702,942
Shares issued for settlement of debt (in shares)						2,720,346
Shares issued for settlement of debt	131,780					27			131,753
Shares issued for services (in shares)						31,484,999
Shares issued for services	2,934,000					314			2,933,686
Shares issued for options exercised (in shares)						75,000
Shares issued for options exercised						1			(1)
Shares issued for interest (in shares)						250,000
Shares issued for interest	9,500					3			9,497
Fair value of vested options issued for officers' and directors' compensation	2,134,120								2,134,120
Warrants issued with convertible notes	28,060								28,060
Modification of warrants	443,305								443,305
Net loss	(9,414,507)																	(9,414,507)
Preferred Series E shares issued (in shares)													70,385	29,615
Preferred Series E shares issued		440,607	185,387										70	30		440,537	185,357
Ending Balance at Dec. 31, 2009	(13,974,349)					2,631			120,114,115			100			625,894			(134,717,089)
Ending Balance (in shares) at Dec. 31, 2009						263,040,586						100,000
Shares issued for cash (in shares)						23,111,159
Shares issued for cash	1,703,129					231			1,702,898
Shares issued for settlement of debt (in shares)						14,354,809
Shares issued for settlement of debt	952,478					144			952,334
Shares issued for services (in shares)						22,032,005
Shares issued for services	1,571,919					220			1,571,699
Fair value of vested options issued for officers' and directors' compensation	776,638								776,638
Modification of warrants	29,262								29,262
Net loss	(9,796,010)																	(9,796,010)
Preferred Series E shares cancelled and returned (in shares)													(70,385)	(29,615)
Preferred Series E shares cancelled and returned		(440,607)	(185,387)										(70)	(30)		(440,537)	(185,357)
Ending Balance at Dec. 31, 2010	(19,362,927)					3,226			125,146,946									(144,513,099)
Ending Balance (in shares) at Dec. 31, 2010						322,538,559
Shares issued for cash (in shares)						25,888,332
Shares issued for cash	1,941,625					259			1,941,366
Shares issued for settlement of debt (in shares)						17,562,200
Shares issued for settlement of debt	352,911					176			352,735
Shares issued for services (in shares)						634,998
Shares issued for services	46,916					6			46,910
Shares issued for directors' compensation (in shares)						250,000
Shares issued for directors' compensation	17,500					2			17,498
Shares issued for options exercised (in shares)						1,615,129
Shares issued for options exercised						16			(16)
Fair value of vested options issued for officers' and directors' compensation	48,099								48,099
Options vesting	596,197								596,197
Cashless exercise of warrants (in shares)						148,276
Cashless exercise of warrants						2			(2)
Net loss	(111,632)																	(111,632)
Shares issued for acquisition (in shares)							24,500,000	5,500,000
Shares issued for acquisition				1,837,500	412,500		245	55		1,837,255	412,445
Ending Balance at Jun. 30, 2011	$ (14,221,311)					$ 3,987			$ 130,399,433									$ (144,624,731)
Ending Balance (in shares) at Jun. 30, 2011						398,637,494

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (111,632)	$ (4,908,087)	$ (9,796,010)	$ (9,414,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12,950	484,350
Amortization of debt discount				176,465
Amortization of intangible asset			968,700	1,049,425
Stock-based compensation	467,869	1,832,989	1,571,919	3,102,725
Cost of raising capital		(15,800)
Fair value of vested options			889,445	2,134,120
Change in fair value of derivative liabilities	223,532	1,147,283	(77,176)	1,287,984
Fair value of modification of warrants			29,262	443,305
Impairment of intangible assets			1,210,875
Loan interest capitalized to debt/Accrued interest on notes payable	208,171	213,895	419,792	482,966
Change in operating assets and liabilities:
Accounts receivable	763	(100,000)
Inventories			1,545,490	(1,545,490)
Other receivables	(15,000)
Prepayments	(11,310)
Accounts payable	369,980	760,626	1,438,582	615,808
Other accrued liabilities	200,576	235,988
Deferred revenues	210,312	100,000
NET CASH USED IN OPERATING ACTIVITIES	(918,542)	(248,756)	(1,684,450)	(1,990,590)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition, net of cash acquired	(336,032)
Property and equipment	(2,322)
Deposits	(4,363)		10,800	(11,150)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(342,717)		10,800	(11,150)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on notes payable				(25,411)
Proceeds from notes and loans payable				140,000
Proceeds from sale of common stock	1,941,625	487,037	1,703,129	1,882,354
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,941,625	487,037	1,703,129	1,996,943
NET CHANGE IN CASH AND EQUIVALENTS	680,366	238,281	29,479	(4,797)
CASH AND EQUIVALENTS, BEGINNING OF PERIOD	29,491	12	12	4,809
CASH AND EQUIVALENTS, END OF PERIOD	709,857	238,293	29,491	12
SUPPLEMENTAL INFORMATION:
Interest paid			290	2,903
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for acquisition	2,250,000
Common stock issued for accounts payable	361,136	402,237	528,478	13,031
Common stock issued for accrued expenses	38,691	154,000	424,000	43,750
Acquisition payable due seller	250,000
Non-cash equity-warrant valuation and intrinsic value of beneficial conversion associated with convertible notes				28,060
Stock options issued for accrued bonuses for officers and directors	193,926
Derivative Financial Instruments, Liabilities
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt/ liabilities				(629,563)
Segment, Continuing Operations
Change in operating assets and liabilities:
Other accrued liabilities			136,148	306,172
Segment, Discontinued Operations
Change in operating assets and liabilities:
Other accrued liabilities			(21,477)
Stock Option
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Stock options for accrued expenses			81,119
Accrued expenses
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Preferred stock issued (cancelled and returned)			(440,607)	440,607
Accounts Payable
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Preferred stock issued (cancelled and returned)			(185,387)	185,387
Joint Venture Partner
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on extinguishment of debt/ liabilities	(2,474,753)
Restricted Cash
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable		25,000
COMMON STOCK
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of notes payable				$ 2,618,973

Description of Business and Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Description of Business and Significant Accounting Policies
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

DESCRIPTION OF BUSINESS

World Surveillance Group Inc. (the “Company”) designs, develops, markets and sells autonomous lighter-than-air (LTA) unmanned aerial vehicles (UAVs) capable of carrying payloads that provide persistent security and/or wireless communication from air to ground solutions at low, mid and high altitudes. The Company’s airships, when integrated with electronics systems and other high technology payloads, are designed for use by government-related and commercial entities that require real-time intelligence, surveillance and reconnaissance or communications support for military, homeland defense, border control, drug interdiction, natural disaster relief and maritime missions.

Through our wholly-owned subsidiary Global Telesat Corp. (GTC), we provide mobile voice and data communications services globally via satellite to the U.S. government and defense industry end users. GTC specializes in services related to the Globalstar satellite constellation, including ground station construction, satellite telecommunications voice airtime and tracking services. GTC is also an authorized reseller of satellite telecommunications services offered by other leading satellite network providers such as Inmarsat, Iridium and Thuraya. GTC’s equipment is installed in various ground stations across Africa, Asia, Australia, Europe and South America.

BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements include the accounts of World Surveillance Group Inc. and its subsidiaries (“WSGI” or the “Company”) and have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) for interim financial information and reports and pursuant to the requirements for reporting on Form 10-Q and Regulation S-X for scaled disclosures for smaller reporting companies. Accordingly, they do not include all, or include a condensed version of, the information and footnotes required by U.S. GAAP for complete financial statements. The Company believes, however, that the disclosures are adequate to make the information presented not misleading.  Therefore, the Company’s condensed consolidated financial statements reflect all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position and the consolidated results of operations of the Company for the periods shown. Results shown for interim periods are not necessarily indicative of the results to be obtained for a full fiscal year or for any future period.  The preparation of financial statements in conformity with U.S. GAAP requires us to make estimates, judgments and assumptions that affect the amounts reported in the condensed consolidated financial statements. Actual results may differ from management’s estimates.

The consolidated balance sheet information as of December 31, 2010 was derived from the audited consolidated financial statements included in the Company's Annual Report on Form 10-K filed with the Securities and Exchange Commission (“SEC”) for the fiscal year ended December 31, 2010 under the Company’s former name, Sanswire Corp. These interim condensed consolidated financial statements should be read in conjunction with the Company’s most recently audited financial statements and the notes thereto included in such above referenced Annual Report on Form 10-K.

The Company applies the provisions of U.S. GAAP applicable to consolidations of variable interest entities to its investment in Sanswire-TAO.  Under U.S. GAAP, a variable interest entity is subject to consolidation if the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support provided by any parties, including equity holders.  At September 30, 2009, the Company determined that such consolidation of Sanswire-TAO was appropriate. Inter-company accounts and transactions have been eliminated in consolidation (See Note 6 concerning the dissolution of the Sanswire-TAO joint venture) .

GOING CONCERN

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. However, as reflected in the accompanying condensed consolidated financial statements, the Company incurred a loss from operations of  $2,118,963 for the six months ended June 30, 2011 and negative cash flows from operations of  $918,542 for the six months ended June 30, 2011. The Company had a working capital deficit of  $16,897,841 and total stockholders’ deficit of  $14,221,311 at June 30, 2011. The Company had an accumulated deficit of  $144,624,731 at June 30, 2011.  These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to raise additional funds either through investments or by generating revenue from the sale of the Company’s products to continue its business operations and implement its strategic plan, which includes, among other things, continued development of its UAVs, the pursuit or continued development of strategic relationships and expansion of the Company’s subsidiary GTC’s business. The Company’s business plan, which if successfully implemented, will allow it to sell UAVs and other products for a profit, which in turn will reduce the Company’s dependence on raising additional funds from outside sources. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company anticipates a net loss to continue for the next several quarters if not for all of the year 2011.

Additional cash will be needed to support our ongoing operations until such time that operations provide sufficient cash flow to cover expenditures.  We are currently pursuing both short and long-term financing options from private investors as well as through institutional investors.  We are also working to commercialize our Argus One airship and GTC products to begin generating revenues from customers.  We anticipate generating revenues from the sale of our airships in 2012 and are already generating revenue from our GTC products.  The costs associated with our strategic plan are variable and contingent on our ability to raise capital or begin generating revenue from customer contracts, but we expect to need funding of approximately  $3 million over the next 12 months. We continue to have discussions with Space Florida and other entities relating to funding, but there can be no assurance that such funding will be received in the amounts required, on a timely basis, or at all.  While we believe we will be able to continue to raise capital from various funding sources in such amounts sufficient to sustain operations at our current levels through at least December 31, 2011, if we are not able to do so and if we are not able to generate revenue through the sale of our products, we would likely need to modify our strategy or cut back or terminate some of our operations. If we are able to raise additional funds through the issuance of equity securities, substantial dilution to existing shareholders may result.  However, if our plans are not achieved and/or if significant unanticipated events occur or if we are unable to obtain the necessary additional funding on favorable terms or at all, we will likely have to modify our business plan and reduce, delay or discontinue some or all of our operations to continue as a going concern or seek a buyer for all or a portion of our assets. As of the date hereof, we continue to raise capital to sustain our current operations.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on-hand and highly liquid investments with contractual maturities of three months or less when purchased.

REVENUE RECOGNITION

The Company recognizes revenue when all four of the following criteria are met: 1) persuasive evidence of an arrangement exists; 2) delivery has occurred and title has transferred or services have been rendered; 3) our price to the buyer is fixed or determinable;  and 4) collectability is reasonably assured.

INCOME TAXES

The Company accounts for income taxes using the asset and liability approach. Under this approach, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not be realized . (See Note 11)

U.S. GAAP requires that, in applying the liability method, the financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur.  Under this criterion the most likely resolution of an uncertain tax position should be analyzed based on technical merits and on the outcome that will likely be sustained under examination. There were no adjustments related to uncertain tax positions recognized during the six months ended June 30, 2011 and 2010, respectively.

FAIR VALUE MEASUREMENTS

U.S. GAAP includes a framework for measuring fair value, which also addresses disclosure requirements for fair value measurements. Fair value is the price that would be received upon sale of an asset or paid upon transfer of a liability in an orderly transaction between market participants at the measurement date and in the principal or most advantageous market for that asset or liability. The fair value, in this context, should be calculated based on assumptions that market participants would use in pricing the asset or liability, not on assumptions specific to the entity. In addition, the fair value of liabilities should include consideration of non-performance risk, including the Company’s own credit risk.

Under the measurement framework, a fair valuation hierarchy for disclosure of the inputs to valuation used to measure fair value has been established. This hierarchy prioritizes the inputs into three broad levels that reflect the degree of subjectivity necessary to determine fair value measurements, as follows.  Level 1 inputs are based on unadjusted quoted prices in active markets for identical assets or liabilities.  Level 2 inputs are based on quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly, through market corroboration, for substantially the full term of the asset or liability.  Level 3 inputs are unobservable inputs and reflect the Company’s estimates of assumptions that market participants would use to measure assets and liabilities at fair value.  The fair values are therefore determined using model-based techniques that include option pricing models and discounted cash flow models. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following table provides the assets and liabilities carried at fair value measured on a recurring basis:

		Fair Value Measurements at June 30, 2011 Using:
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$709,857	$709,857	$—	$—
Derivative liabilities	(1,553,021)	—	—	(1,553,021)
Totals	$(843,164)	$709,857	$—	$(1,553,021)

The derivative liabilities are measured at fair value using quoted market prices and estimated volatility factors, and are classified within Level 3 of the valuation hierarchy, due to use of an estimate of volatility factors. There were no changes in the valuation techniques during the six months ended June 30, 2011.

DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments include cash and cash equivalents, accounts payable, notes payable and derivative instruments. The carrying values for the current financial assets and liabilities, including cash and cash equivalents, accounts payable and notes payable approximate fair value due to their short maturity. The fair values of the Company’s derivative instruments are recorded in the consolidated balance sheets. (See Note 7)

USE OF ESTIMATES

The process of preparing financial statements in conformity with U.S. GAAP requires the use of estimates, judgments and assumptions regarding certain types of assets, liabilities, revenues, and expenses. These estimates, judgments and assumptions are evaluated on an ongoing basis. The Company bases its estimates on historical experience and on various other assumptions that it believes are reasonable at that time, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Such estimates primarily relate to unsettled transactions and events as of the date of the financial statements. Accordingly, upon settlement, actual results may differ from the Company’s estimated amounts.

BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE

Basic and diluted net income (loss) per common share has been computed by dividing the net income (loss) by the weighted average number of shares of common stock outstanding during each period. Whenever losses are reported, the weighted average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive, thus resulting in a loss per share less than the basic loss per share. If all outstanding options, warrants and convertible shares were converted or exercised as of June 30, 2011, the shares outstanding would be 485,454,926. As of August 10, 2011, the Company had 399,378,152 common shares outstanding. The Company is obligated under various existing agreements, options and warrants to issue additional shares of its common stock.

PROPERTY AND EQUIPMENT

Property and equipment, including property under capital lease agreements, are carried at cost less accumulated depreciation.  Depreciation is based on the estimated service lives of the depreciable assets and is calculated using the straight-line method.  Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements.  Expenditures that increase the value or productive capacity of assets are capitalized.  Fully depreciated assets are retained in property and accumulated depreciation accounts until they are removed from service.  When property and equipment are retired, sold or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations.  Repairs and maintenance are expensed as incurred.

The estimated useful lives of property and equipment are generally as follows:

•	Buildings and improvements	20 - 40 years
•	Appliques	15 – 25 years
•	Machinery and equipment	3 – 12 years
•	Office furniture and fixtures	3 – 10 years
•	Computer hardware and software	3 – 7 years
•	Transportation vehicles	3 – 6 years

OTHER LONG-LIVED ASSETS

The Company follows the authoritative guidance for impairment testing of property and equipment and other long-lived assets, which requires that a triggering event occur before impairment testing an asset or group of assets is appropriate.  Triggering events include but are not limited to a significant disposal of a portion of such assets, an adverse change in the market involving the business employing the related asset, a significant decrease in the benefits realized from an acquired business, difficulties or delays in integrating the acquired business, and a significant change in the operations of an acquired business. Once a triggering event has occurred, the Company performs the impairment test based on its intention to hold or sell the asset or asset group.  If the Company intends to hold the asset or group of assets for continued use, the Company compares the asset or asset group’s carrying value to the sum of their estimated undiscounted future cash flows.  If the carrying value of the asset or asset group exceeds the sum of their estimated undiscounted future cash flows, the asset or asset group is deemed impaired and the Company recognizes an impairment loss for the difference.  If the Company intends to sell the asset or asset group and certain other criteria are met (i.e., the asset can be disposed of currently, appropriate levels of authority have approved the sale, and there is an actively pursuing buyer), the Company compares the asset’s or asset group’s carrying value to its fair value less costs to sell.  The Company generally determines fair value by using the discounted cash flow method.  If the carrying value of the asset or group of assets is greater than the fair value less costs to sell, the asset or asset group is deemed impaired and the Company recognizes an impairment loss for the difference.  Generally, the Company performs its testing of the asset or asset group at the lowest level for which identifiable cash flows are available.  Assets held for sale are separately presented on the balance sheet and are no longer depreciated.

INTANGIBLE ASSETS

Intangible assets are related to the Company’s intellectual property rights. Intangible assets with finite lives are amortized over their estimated useful lives, which are three years for patents and intellectual property. In addition to amortization, intangible assets are tested at least annually for impairment, or whenever events or changes in circumstances indicate that the carrying amount should be assessed. An asset is considered impaired if its carrying amount exceeds the future net cash flow the asset is expected to generate. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. The Company generally measures fair value by considering sales prices for similar assets or by discounting estimated future net cash flows from such assets using a discount rate reflecting our average cost of capital. (See Note 6 for impairment of the intangible assets in 2010)

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative liabilities primarily relate to warrants to purchase common stock of the Company issued in conjunction with certain debt and equity financings. Each reporting period the Company determines the fair value of the stock warrants using the Black-Scholes option pricing model at the balance sheet date. Changes in the fair value of the stock warrants are recognized each period in current earnings. (See Note 7)

SHARE-BASED COMPENSATION

The Company offers share-based compensation programs to its officers, directors and employees that consist of employee stock options, common stock and restricted stock awards. Common stock and restricted stock awards are issued at the closing price of the Company’s common stock on the date of grant. The Company recognizes compensation expense ratably over the vesting periods for restricted stock awards using the grant date fair value of the stock awarded. The Black-Scholes option pricing model is used to value stock options, and compensation expense is recognized ratably over the requisite service vesting period. Stock options typically have contractual terms of three years.  Share-based compensation for employees and non-employees recognized during the six months ended June 30, 2011 and 2010 was  $467,869 and  $1,832,989, respectively. (See Note 10)

NOTE 1

Description of Business and Significant Accounting Policies

Description of Business

Sanswire Corp. (the “Company”) designs, develops, markets and sells technologically advanced autonomous lighter-than-air (LTA) unmanned aerial vehicles (UAVs) capable of carrying payloads that provide persistent security and/or wireless communication from air to ground solutions at low, mid and high altitudes. The Company’s airships, when integrated with electronics systems and other high technology payloads, are designed for use by government-related and commercial entities that require real-time intelligence, surveillance and reconnaissance or communications support for military, homeland defense, border control, drug interdiction, natural disaster relief and maritime missions.

Principles of Consolidation

The Consolidated Financial Statements include the accounts of the Company, its majority owned subsidiaries and variable interest entity where the Company is the primary beneficiary, after elimination of intercompany transactions.

Use of Estimates

The preparation of these financial statements requires the use of certain estimates by management in determining the Company’s assets, liabilities, revenues and expenses and related disclosure. Actual results could differ from those estimates.

Reclassifications

Certain 2009 amounts have been reclassified to conform to the 2010 presentation.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. However, as reflected in the accompanying consolidated financial statements, the Company had a net loss of  $9,796,010 and negative cash flow from operations of  $1,684,450 for the year ended December 31, 2010, and had a working capital deficit of  $19,363,277 and a stockholders’ deficit of  $19,362,927 at December 31, 2010.  The Company had an accumulated deficit of  $144,513,099 at December 31, 2010. These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to raise additional funds either through investments or by generating revenue from the sale of our products to continue its business operations and implement its strategic plan, which includes, among other things, continued development of its UAVs and the pursuit or continued development of strategic relationships.
The Company’s business plan, which if successfully implemented, will allow it to sell UAVs for a profit, which in turn will reduce the Company’s dependence on raising additional funds from outside sources. The consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. The Company anticipates a net loss to continue for the next several quarters if not for all of the year 2011.

Additional cash will be needed to support the Company’s ongoing operations until such time that operations provide sufficient cash flow to cover expenditures. The Company is currently pursuing both short and long-term financing options from private investors as well as through institutional investors. The Company is also working to commercialize its Argus One airship to begin generating revenue from customers. The costs associated with its strategic plan are variable and contingent on its ability to raise capital or begin generating revenues from customer contracts. While the Company believes it will be able to continue to raise capital from various funding sources in such amounts sufficient to sustain operations at its current levels through at least December 31, 2011, if the Company is not able to do so and if it is not able to generate revenue through the sale of its products, the Company would likely need to modify its strategy by curtailing certain development or marketing initiatives or by cutting back or terminating some of its  operations. The Company currently has a funding commitment letter for  $1.5 million from a third party, but it is subject to a number of conditions, including completion of due diligence, Board approvals, financial market conditions, no material adverse change in our business, properties or financial condition and governmental and other approvals. There can be no assurance that this funding will occur. If the Company is able to raise additional funds through the issuance of equity securities, substantial dilution to existing shareholders may result. However, if the Company’s plans are not achieved and/or if significant unanticipated events occur or if the Company is unable to obtain the necessary additional funding on favorable terms or at all, the Company will likely have to modify its business plan, and reduce, delay or discontinue some or all of its operations to continue as a going concern or seek a buyer for all or a portion of its assets.

Concentration of Credit Risk

The Company continues to focus on the development and commercialization of its airships. To date, the Company has not made any significant airship sales and, therefore, has no significant concentrations of credit risk.

Revenue Recognition

The Company recognizes revenue when title passes and all substantial risks of ownership change, which generally occurs either upon shipment or upon delivery based upon contractual terms.

Cash and Cash Equivalents

Cash and cash equivalents include cash on-hand and highly liquid investments that have a maturity of three months or less when purchased.

Inventories

Inventories are stated at the lower of cost or market using the first-in, first-out method. The Company reduces its inventory value for estimated obsolete and slow moving inventory in an amount equal to the difference between the cost of inventory and the net realizable value based upon estimates about future demand and market conditions. As of December 31, 2010 and 2009, the Company had no reserve established for excess and obsolete inventory. (See Note 5 for additional information)

Other Long-Lived Assets

The Company tests its other long-lived assets for impairment in accordance with relevant authoritative guidance. The Company evaluates if impairment indicators related to its other long-lived assets are present. These impairment indicators may include a significant decrease in the market price of a long-lived asset or asset group, a significant adverse change in the extent or manner in which a long-lived asset or asset group is being used or in its physical condition, or a current-period operating or cash flow loss combined with a history of operating or cash flow losses or a forecast that demonstrates continuing losses associated with the use of a long-lived asset or asset group. If impairment indicators are present, the Company estimates the future cash flows for the asset or group of assets. The sum of the undiscounted future cash flows attributable to the asset or group of assets is compared to their carrying amount. The cash flows are estimated utilizing various projections of revenues and expenses, working capital and proceeds from asset disposals on a basis consistent with the Company’s strategic plan. If the carrying amount exceeds the sum of the undiscounted future cash flows, the Company determines the asset’s fair value by discounting the future cash flows using a discount rate required for a similar investment of like risk and records an impairment charge as the difference between the fair value and the carrying value of the asset group. Generally, the Company performs its testing of the asset group at the lowest level for which identifiable cash flows are available.

Intangible Assets

Intangible assets are related to the Company’s intellectual property rights. Intangible assets with finite lives are amortized over their estimated useful lives, which are three years for patents and intellectual property. In addition to amortization, intangible assets are tested at least annually for impairment, or whenever events or changes in circumstances indicate that the carrying amount should be assessed. An asset is considered impaired if its carrying amount exceeds the future net cash flow the asset is expected to generate. If an asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. The Company generally measures fair value by considering sales prices for similar assets or by discounting estimated future net cash flows from such assets using a discount rate reflecting our average cost of capital. (See Note 4 for impairment of the intangible assets in 2010)

Stock-Based Compensation

The Company issues stock-based compensation to its officers, directors and employees that consist of stock options, common stock and restricted stock awards. Common stock and restricted stock awards are issued at the closing price of the Company’s common stock on the date of grant. The Company recognizes compensation expense on the date of grant for common stock awards and ratably over the vesting periods for restricted stock awards. The Company uses the Black-Scholes option pricing model to value stock options and recognizes compensation expense ratably over the requisite service vesting period. Stock options typically have contractual terms of three years.

Research and Development Costs

Research and development costs relating to both future and current products are expensed as incurred. These costs totaled  $2,162,837 and  $0 in 2010 and 2009, respectively.

Derivative Financial Instruments

Derivative liabilities primarily relate to warrants to purchase common stock of the Company issued in conjunction with certain debt and equity financings. Each year the Company determines the fair value of the stock warrants using the Black-Scholes option pricing model at the balance sheet date. Changes in the fair value of the stock warrants are recognized each period in current earnings.

Disclosures about Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, accounts payable, notes payable and derivative instruments. The carrying values for the current financial assets and liabilities, including cash and cash equivalents, accounts payable and notes payable approximate fair value due to their short maturity. The fair values of the Company’s derivative instruments are recorded in the consolidated balance sheets and disclosed in Note 8.

Income Taxes

The Company accounts for deferred income taxes using the asset and liability approach. Under this approach, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not be realized.

Basic and Diluted Net Loss per Common Share

Basic and diluted net loss per common share has been computed by dividing the net loss by the weighted average number of shares of common stock outstanding during each period. In periods where losses are reported, the weighted average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. If all outstanding options, warrants and convertible shares were converted or exercised as of December 31, 2010, the shares outstanding would be 394,595,057. As of March 21, 2011, the Company had 329,852,704 shares of common stock outstanding. The Company is obligated under various existing agreements, options and warrants to issue additional shares of its common stock.

Recent Accounting Pronouncements

In June 2009, the FASB issued authoritative guidance changing the way entities account for securitizations and other transfers of financial instruments. In addition to increased disclosure, this guidance eliminates the concept of qualifying special purpose entities and changes the test for consolidation of variable interest entities. This guidance was effective for the Company on January 1, 2010. The adoption of the authoritative guidance did not have a material impact on the Company’s consolidated financial statements.

Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DISCONTINUED OPERATIONS
NOTE 2. DISCONTINUED OPERATIONS

In 2007, the Company discontinued operations of its telecom and wireless segments and reported the effects as discontinued operations.  Certain assets and liabilities from its discontinued operations are carried at fair value in the consolidated balance sheet as of June 30, 2011 and December 31, 2010 as follows:

	Telecom	GlobeTel Wireless	Total
Cash	$6,406	$—	$6,406
ASSETS FROM DISCONTINUED OPERATIONS		—

Accounts payable	140,116	1,216,208	1,356,324
Accrued liabilities	9,605	—	9,605
LIABILITIES FROM DISCONTINUED OPERATIONS	149,721	1,216,208	1,365,929

Net liabilities of discontinued operations	$143,315	1,216,208	$1,359,523

No income or expenses were incurred by the Company related to its discontinued operations for the six month periods ended June 30, 2011 and 2010.

NOTE 2

Discontinued Operations

During 2007, the Company discontinued operations relating to its telecom and wireless activities. The loss from discontinued operations reported in 2010 related to payroll and payroll-related expenses.

The following table summarizes the results of businesses reported as discontinued operations of the Company for the years ended December 31,

	2010	2009
GlobeTel Wireless
Loss from discontinued operations (payroll related costs)	$(9,782)	$—
Loss from discontinued operations	$(9,782)	$—

The following assets and liabilities from discontinued operations were included in the Company’s consolidated balance sheet as of December 31,

2010	Telecom	GlobeTel Wireless	Total
Cash	$6,406	$—	$6,406
Total assets	$6,406	$—	$6,406

Accounts payable	$140,116	$1,216,208	$1,356,324
Accrued liabilities	9,605	—	9,605
Total current liabilities	149,721	1,216,208	1,365,929

Net liabilities of discontinued operations	$143,315	$1,216,208	$1,372,335

2009	Telecom	GlobeTel Wireless	Total
Cash	$6,406	$—	$6,406
Total assets	$6,406	$—	$6,406

Accounts payable	$140,116	$1,216,208	$1,356,324
Accrued liabilities	9,605	21,477	31,082
Total current liabilities	149,721	1,237,685	1,387,406

Net liabilities of discontinued operations	$143,315	$1,237,685	$1,381,000

SkySat Sale	12 Months Ended
Dec. 31, 2010
SkySat Sale
NOTE 3

SkySat Sale

On April 20, 2010, the Company and Global Telesat Corp. (“GTC”), a shareholder of the Company, entered into an agreement whereby GTC purchased a 50% interest in the Company’s SkySat lighter-than-air, unmanned aerial vehicle for  $250,000, which has been paid in full. Pursuant to the terms of the agreement, the Company used the entire cash proceeds during fiscal 2010 to complete certain development work so that the airship could be tested and demonstrated to potential customers. As part of the agreement, the Company granted to GTC, upon full payment of the remaining purchase price, a first lien and security interest in the airship with all remedies of a secured creditor under the Uniform Commercial Code. The Company also granted GTC the option to acquire the remaining 50% interest in the airship for  $750,000, payable in 3 equal installments of  $250,000, the first installment due within 10 days after exercising the option with the remaining 2 installments due at 30 day intervals. The original option set to expire on December 31, 2010 was extended to December 31, 2011.

Impairment of Joint Venture and Intangible Assets	12 Months Ended
Dec. 31, 2010
Impairment of Joint Venture and Intangible Assets
NOTE 4

Impairment of Joint Venture and Intangible Assets

On June 3, 2008 Sanswire, TAO Technologies Gmbh (“TAO”) and Professor Bernd Kroeplin (“Kroeplin”) restructured the November 2007 agreement and entered into a new agreement to form a 50/50 U.S. based joint venture company owned by Sanswire and TAO to be called Sanswire-TAO Corp. to place, among other things, the license rights to certain TAO intellectual property for the exclusive use in the U.S., Canada and Mexico. The intellectual property included, but was not limited to, an existing patent in Germany as well as any updates to that patent. This integration of Sanswire and Stuttgart, Germany-based TAO was intended to create various strategic advantages for both companies.

On June 3, 2008, the Company reclassified the transaction as the purchase of assets and recognized a  $3,229,000 intangible asset related to the intellectual property, including the German patent. The  $391,000 paid during 2007 was applied as payment towards the investment. During 2008, the Company paid an additional  $653,000 for the investment, made up of  $385,000 in cash and the issuance of 2,680,000 shares of the Company’s common stock valued at  $268,000. After application of the prior payments, the balance of  $2,185,000 due for the investment was included in accrued expenses as of December 31, 2009 and remained in accrued expenses as of December 31, 2010 (see Note 6).

The Company had been amortizing the intangible asset assuming a definite life equal to the remaining life of the patent, which was through March 3, 2012. During the normal process of testing for an intangible impairment, the Company updated its ASC 360 analysis as of the end of December 2009 and determined there were no cash flows associated with the Company’s intangible assets. The Company then determined that the appropriate method of determining if any impairment was necessary was the stated value for the intangible assets.

In the fourth quarter of 2010, the Company entered into discussions with TAO and Kroeplin as to the future relationship between the parties and the status of the joint venture. On March 22, 2011, the Company entered into a Settlement Agreement by and among the Company, TAO, Kroeplin and Global Telesat Corp., providing for, among other things, the termination of all existing agreements between the parties (the “Old Agreements”); the retention by TAO and Kroeplin of all cash and shares of the Company’s common stock previously paid to them; the shipping back to TAO by the Company of the old STS 111 (SD34) airship; the discharge of  $2,474,753 in debt owed by the Company under the Old Agreements; and the winding down and dissolution of the joint venture, Sanswire-TAO Corp. The Company has decided to base its business going forward exclusively on the technology developed for it by Eastcor Engineering in the United States. Accordingly, the Company has taken an impairment charge of  $1,210,875 representing the remaining unamortized balance of the intangible asset at December 31, 2010.

Inventories	12 Months Ended
Dec. 31, 2010
Inventories
NOTE 5

Inventories

The components of inventories were as follows as of December 31,

	2010	2009
Work in process	$—	$1,545,490
Total Inventories	$—	$1,545,490

The work in process inventory at the end of 2009 consisted of a prototype airship. During 2010, the Company determined that such prototype as then configured required additional development and decided to utilize the airship to further product development rather than hold it out for sale in its then current form. Accordingly, the Company charged the amount formerly classified as work in process inventory to research and development costs.

OTHER ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER ACCRUED LIABILITIES
NOTE 5. OTHER ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	June 30, 2011 (Unaudited)	December 31, 2010
Payroll liabilities	$1,054,684	$998,410
Professional fees	64,727	118,946
Accrued legal claims payable	235,540	274,231
Acquisition related costs	55,000	—
GTC acquisition payable	250,000	—
Due to joint venture partner	—	2,185,000
OTHER ACCRUED LIABILITIES	$1,659,951	$3,576,587

NOTE 6

Other Accrued Liabilities

Accrued liabilities included the following as of December 31,

	2010	2009
Payroll liabilities	$998,410	$1,007,079
Professional fees	118,946	118,946
Accrued legal claims payable	274,231	—
Due to joint venture partner	2,185,000	2,185,000
Other accrued liabilities	$3,576,587	$3,311,025

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE
NOTE 6. NOTES PAYABLE

Obligations at June 30, 2011 and December 31, 2010 were as follows:

	June 30, 2011 (Unaudited)	December 31, 2010
Unsecured promissory notes	$5,997,030	$5,997,030
Accrued interest	2,022,651	1,814,480
NOTES PAYABLE	$8,019,681	$7,811,510

As of June 30, 2011 and December 31, 2010, notes payable included two unsecured promissory notes aggregating  $5,997,030 with no stated interest rate or terms of repayment.  The Company has accrued interest at 7% per annum on both notes since their inception and includes the notes in current liabilities.

NOTE 7

Notes Payable

The following is a summary of outstanding debt as of December 31,

	2010	2009
Unsecured promissory notes	$5,997,030	$5,997,030
Accrued interest	1,814,480	1,394,688
Total Notes payable	$7,811,510	$7,391,718

As of December 31, 2010 and 2009, notes payable consisted of two unsecured promissory notes with no stated interest rate or terms of repayment. The Company has accrued interest at 7% per annum on both notes since their inception and includes the notes in current liabilities.

Interest expense relating to these notes for 2010 and 2009 totaled  $419,792 and  $405,753, respectively.

Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Derivative Liabilities
NOTE 8.  DERIVATIVE LIABILITIES

The Company follows the authoritative guidance and accounts for derivative instruments at fair value. Gains and losses from changes in the fair value of derivatives are recognized in interest expense. The Company’s derivative instruments are stock warrants that contained anti-dilution provisions that were issued with certain debt and equity financings.

Warrants

During the past, the Company entered into financing agreements for convertible promissory notes and stock purchase agreements, which included both Class A and Class B warrants. The Company has issued an aggregate of 4,960,501 warrants under two new stock purchase agreements. Warrants issued under the new stock purchase agreements have no anti-dilution rights and are not considered to be derivative liabilities. All warrants have 3-year terms and are exercisable for a purchase price of  $0.21 per share or, in the case of Class B warrants,  $0.315 per share.

The fair value of derivative liabilities was determined using the Black-Scholes option pricing model with the following assumptions:

	June 30,	December 31,
	2011	2010
Warrants:
Risk-free interest rate	0.03% - 0.81%	0.29% - 1.02%
Expected volatility	11% - 160%	10% - 167%
Expected life (in years)	0.17 – 2.25	0.67 – 2.75
Expected dividend yield	-	-

Aggregate fair value of warrants outstanding	$1,553,021	$1,329,489

The aggregate intrinsic value of the warrants outstanding and exercisable as of June 30, 2011 and December 31, 2010 was  $69,584 and  $22,675, respectively. All warrants were fully exercisable and there was no unamortized cost to be recognized in future periods.

The following table summarizes certain information about the Company’s warrants to purchase common stock.

	Derivative Liabilities			Weighted
	Warrants	Warrants	Other	Average
	Class A	Class B	Warrants	Exercise Price

Outstanding at December 31, 2010	21,909,111	21,186,886	2,377,167	$0.244
Warrants Granted	—	—	2,583,334	0.210
Warrants Expired	(1,217,549)	(938,184)	—	0.221
Outstanding at June 30, 2011	20,691,562	20,248,702	4,960,501	$0.253

NOTE 8

Derivative Liabilities

The Company follows the authoritative guidance and accounts for its derivative instruments at fair value. Gains and losses from changes in fair values of derivatives are recognized currently in earnings. The Company’s derivative instruments resulted from the issuance of warrants to purchase shares of common stock associated with certain debt and equity financings that contained anti-dilutive provisions.

Warrants

During 2010 and 2009, the Company entered into financing agreements for convertible promissory notes payable and stock purchase agreements, which included both Class A and Class B warrants. During the fourth quarter of 2010, the Company issued 2,377,167 warrants to purchase common stock of the Company associated with two new stock purchase agreements under which the terms of the warrants have no anti-dilution rights. Warrants issued under the new agreements are not considered to be derivative instruments. All warrants have 3-year terms and are exercisable for a purchase price of  $0.21 per share or, in the case of Class B warrants,  $0.315 per share.

The following table summarizes certain information about the Company’s warrants to purchase common stock.

	Derivative Liabilities			Weighted
	Warrants Class A	Warrants Class B	Warrants	Average Exercise Price
Outstanding at December 31, 2008	13,987,204	9,634,763	—	$0.253
Warrants Granted	8,251,982	8,220,236	—	0.262
Warrants Expired	(3,305,382)	(2,203,588)	—	0.252
Outstanding at December 31, 2009	18,933,804	15,651,411	—	$0.258
Warrants Granted	7,356,033	7,356,031	2,377,167	0.255
Warrants Expired	(4,380,726)	(1,820,556)	—	1.42
Outstanding at December 31, 2010	21,909,111	21,186,886	2,377,167	$0.244

The fair value of the Company’s warrants were calculated using the following assumptions:

Warrants:	December 31, 2010	December 31, 2009

Risk-free interest rate	0.29%-1.02%	0.18%-1.45%
Expected volatility	10%-167%	0.69%-168%
Expected life (in years)	0.67-2.75	0.68-2.92
Expected dividend yield	-	-

Aggregate fair value of warrants outstanding:	$1,329,489	$1,406,665

The aggregate intrinsic value of the Class A and Class B warrants outstanding and exercisable as of December 31, 2010 was  $22,675. All warrant shares were fully exercisable and there was no unamortized cost to be recognized in future periods.  The aggregate fair value of the warrants outstanding and exercisable as of December 31, 2010 was  $1,329,489 and as of December 31, 2009 was  $1,406,665.

Commitments	12 Months Ended
Dec. 31, 2010
Commitments
NOTE 9

Commitments

Agreements

The Company has entered into several agreements, letters of intent, and memorandums of understanding during 2010 and 2009 and through the date of this Annual Report on Form 10-K, none of which require the recording of any assets, liabilities, revenues or expenses.

Lease Commitments

In December 2010, Sanswire moved its corporate headquarters to the Kennedy Space Center and is now located at State Road 405, Bldg M6-306A, Room 1400, Kennedy Space Center, FL 32815. Base rent under the lease agreement, with a term of one year, is  $1,500 per month plus 6% state sales tax. The Company has an option to lease the adjacent Room 1401 for an additional  $1,500 per month plus 6% state sales tax, and believes that with this option, the new facilities are adequate for its existing needs and will accommodate future expansion. The Company’s headquarters were previously located at 17501 Biscayne Blvd., Aventura, FL 33160 which was vacated on January 31, 2011 as the lease thereon expired.

Rent expense for 2010 and 2009 was  $33,591 and  $23,498, respectively.

Estimated future minimum rental payments and lease payments on non-cancelable operating leases as of December 31, 2010 were as follows:

Year Ended December 31, 2011 -  $17,490

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
NOTE 12. INCOME TAXES

The Company has federal and state net operating loss (NOL) carryforwards, which can be used to offset future earnings. Accordingly, no provision for income taxes is recorded in the condensed consolidated financial statements. A deferred tax asset for the future benefits of net operating losses and other differences is offset by a 100% valuation allowance due to the uncertainty of the Company's ability to utilize the losses. These net operating losses begin to expire in the year 2021.

The Company operated in multiple tax jurisdictions within the United States of America.  Although management does not believe that the Company is currently under examination in any major tax jurisdiction in which it operates other than the issues with the IRS as described in Note 8, the Company remains subject to examination in all of those tax jurisdictions until the applicable statute of limitations expire.  As of June 30, 2011, a summary of the tax years that remain subject to examination in the Company’s major tax jurisdictions are: United States – Federal and State – 2005 and forward.  The Company does not expect to have a material change to unrecognized tax positions within the next twelve months.

NOTE 10

Income Taxes

Deferred income taxes and benefits for 2010 and 2009 are provided for certain income and expenses, which are recognized in different periods for tax and financial reporting purposes. The tax effects (computed at 15%) of these temporary differences and carry-forwards that give rise to significant portions of deferred tax assets and liabilities consist of the following:

	2009	Current Period Changes	2010
Deferred tax assets:
Net operating loss carry-forwards	$17,077,363	$1,469,402	$18,546,765
	17,077,363	1,469,402	18,546,765
Valuation allowance	(17,077,363)	(1,469,402)	(18,546,765)
Net deferred tax asset	$—	$—	$—

A reconciliation of income benefit provided at the federal statutory rate of 15% to income tax benefit is as follows:

	2010	2009
Income tax benefit computed at federal statutory rate	$(1,469,402)	$(1,412,176)
Deferred income taxes	1,469,402	1,412,176
	$—	$—

The Company has accumulated net operating losses, which can be used to offset future earnings. Accordingly, no provision for income taxes is recorded in the consolidated financial statements. A deferred tax asset for the future benefits of net operating losses and other differences is offset by a 100% valuation allowance due to the uncertainty of the Company's ability to utilize the losses. These net operating losses will expire in the years 2021 through 2036.

At the end of 2010, the Company had net operating loss carry-forwards of its predecessor, related to the reincorporation as an "F" reorganization under the Internal Revenue Code, of approximately  $81,429,083, which expire at various dates through 2021.

COMMON STOCK TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMON STOCK TRANSACTIONS
NOTE 10. COMMON STOCK TRANSACTIONS

During the six month period ended June 30, 2011, the Company issued the following shares of Common Stock:

SHARES	CONSIDERATION	VALUATION
25,888,332	Stock for Cash	$1,941,625
17,562,200	Settlement of Debts	352,911
30,000,000	Acquisition	2,250,000
634,998	Stock issued for services	46,916
250,000	Stock for Directors Fees	17,500
1,763,405	Cashless warrant and option exercises	—

The valuation amounts of the above common stock transactions are based on the amounts that common stock and related additional paid-in capital were increased (decreased) upon recording of each transaction. For exercises of stock options, no values are indicated, whereas the options were valued and the additional paid-in capital account was increased upon the original issuance (grant) of the options and no additional charges were recorded upon exercise of the options.  The valuation amounts related to the vested shares and the options reflect the vesting related to previously issued shares or options.

FOOTNOTE 11

COMMON STOCK TRANSACTIONS

During the year ended December 31, 2010, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
14,354,809	Settlement of Debts	$952,478
11,032,005	Consulting Services	810,886
5,000,000	Services - Performance Bonus	209,283
23,111,159	Stock for Cash (Net of offering costs)	1,703,129
6,000,000	Stock for Directors Fees	551,750
59,497,973

During the year ended December 31, 2009, the Company issued the following shares of common stock:

SHARES	CONSIDERATION	VALUATION
2,970,346	Settlement of Debts	$141,281
17,934,999	Consulting Services	1,421,250
75,000	Exercised Options	—
35,387,971	Converted Notes Payable and Accrued Interest	3,722,198
12,500,000	Services - Performance Bonus	1,405,000
8,418,255	Stock for Cash (Net of offering costs)	863,355
1,050,000	Stock for Directors Fees	107,750
78,336,571

The valuation amounts of the above common stock transactions are based on the amounts that common stock and related additional paid-in capital were increased (decreased) upon recording of each transaction. For exercises of stock options, no values are indicated, whereas the options were valued and the additional paid-in capital account was increased upon the original issuance (grant) of the options and no additional charges were recorded upon exercise of the options.

The following table summarizes the changes in the number of shares of common stock for the following periods:

	Shares	Weighted average grant date fair value
Outstanding at December 31, 2008	184,704,015	$0.559
Granted	78,336,571	0.131
Outstanding at December 31, 2009	263,040,586	0.431
Granted	64,497,973	0.086
Cancelled	(5,000,000)	0.095
Outstanding at December 31, 2010	322,538,559	$0.367

SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SHARE-BASED COMPENSATION
NOTE 11. SHARE-BASED COMPENSATION

The Company issues stock-based compensation that consists of common stock, restricted stock and stock options to its directors, officers, employees and consultants. All common stock and restricted stock awards are subject to the securities law restrictions of Rule 144 as promulgated under the Securities Act of 1933, as amended.

Common Stock

The Company recognizes the cost of the common stock issued to directors, officers, and employees as compensation expense at the closing market price on the grant date. All common stock awards are fully vested on the date of grant, therefore there is no unrecognized compensation expense associated with these awards. The Company awarded 250,000 shares of common stock totaling  $17,500 for director fees during the six months ended June 30, 2011.

Restricted Stock

Awards of restricted stock are independent of stock option grants and are generally subject to forfeiture if employment terminates prior to vesting. Prior to vesting, ownership of the restricted stock cannot be transferred. The restricted stock has the same voting rights as the common stock. The Company recognizes the grant date fair value of restricted stock awards ratably over the vesting period as compensation expense based upon the stock’s closing market price on the grant date. Vested restricted stock awards totaled  $48,100 during the six months ended June 30, 2011. There is approximately  $12,600 in unrecognized compensation relating to restricted stock awards at June 30, 2011.

Stock Options

The Company has issued stock options at exercise prices equal to the Company’s common stock market price on the date of grant with contractual terms of three to seven years. Historically, the stock options were fully vested and expensed as compensation on the grant date. During 2010, the Company began issuing stock options with vesting schedules and such stock options are generally subject to forfeiture if employment terminates prior to vesting. The Company issued 3.5 million options valued at approximately  $194,000 related to 2010 bonuses and 15.25 million options valued at  $984,628 as share-based compensation awards to directors, officers, employees and consultants during the three months ended March 31, 2011. Approximately 5,500,000 performance-based options for  $363,000 and approximately 166,667 options pertaining to compensation awards for  $8,700 vested during the quarter ended June 30, 2011. No performance-based options vested during the three months ended March 31, 2011 and approximately 645,236 options pertaining to compensation awards for  $34,800 vested during the three months ended March 31, 2011. At June 30, 2011, there were approximately  $582,300 in unrecognized compensation expense relating to these awards, of which approximately  $544,000 will vest only upon the attainment of specific performance related goals.

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock options. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the most recent historical period equal to the expected life of the option); the expected option life (an estimate based on historical experience); the expected dividend yield; and the risk-free interest rate (an estimate based upon on the yields of Treasury constant maturities equal to the expected life of the option).

The fair value of the 3-year and 7-year options granted during the three months ended March 31, 2011 were determined using the Black-Scholes option pricing model with the following assumptions:

	3-Year Options	7-Year Options
Expected stock volatility	128.47%	261.62%
Expected option life	3 years	7 years
Expected dividend yield	0.0%	0.0%
Risk-free interest rate	1.180%	2.90%

There were no option grants awarded during the three months ended June 30, 2011.

During the six months ended June 30, 2011, the Company issued the following options to acquire common stock:

Date Issued	Shares	Consideration	Valuation	Relationship
02/08/2011	1,500,000	Compensation	$77,570	Corporate Officer
03/02/2011	3,500,000	2010 Bonus Awards	$193,926	Board Member & Management Team
03/30/2011	13,750,000	Performance Based Award	$907,058	Board, Mgmt, Employee and Consultant
	18,750,000		$1,178,554

The following table summarizes the stock option activity for the six months ended June 30,

	2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at Beginning of period	26,583,334	$.078	38,042,499	$.298
Granted	18,750,000	.068	700,000	.075
Exercised	(3,861,111)	.074	—	—
Forfeited / expired / cancelled	(555,556)	.090	(5,536,945)	.213
Outstanding at end of period	40,916,667	$.067	33,205,554	$.081
Options exercisable at end of period	31,926,570	$.068	38,205,554	$.081
Weighted average remaining contractual term	2.86 years		1.70 years

The following table summarizes information about stock options outstanding and exercisable at June 30, 2011:

	Options Outstanding and Exercisable
Exercise prices	Number outstanding	Weighted average remaining contractual terms (years)	Weighted Average Exercise price
$.045	4,444,444	0.85	$.045
$.066	5,500,000	6.75	.066
$.070	759,903	2.61	.070
$.073	2,250,000	1.50	.073
$.075	3,500,000	2.67	.075
$.080	1,500,000	0.78	.080
$.090	12,672,223	2.09	.090
$.094	1,300,000	2.27	.094
	31,926,570	1.85	$.068

The aggregate intrinsic value of the 31,926,570 options outstanding and exercisable at June 30, 2011 was  $1,190,646. The aggregate intrinsic value for the options is calculated as the difference between the prices of the underlying awards and quoted price of the Company’s common stock for the options that were in-the-money at June 30, 2011.

NOTE 12

Stock-Based Compensation

The Company issues stock-based compensation that consists of common stock, restricted stock and stock options to its directors, officers and employees. All common stock and restricted stock awards are subject to the securities law restrictions of Rule 144 as promulgated under the Securities Act of 1933, as amended.

Common Stock

The Company recognizes the cost of the common stock issued to directors, officers, and employees as compensation expense at the closing price on the grant date. All common stock awards are fully vested on the date of grant, therefore there is no unrecognized compensation expense associated with these awards. The Company awarded to directors, officers and employees 10 million shares of common stock totaling  $667,033 during 2010 and 13.55 million shares of common stock totaling  $1,512,750 during 2009.

Restricted Stock

Awards of restricted stock are independent of stock option grants and are generally subject to forfeiture if employment terminates prior to vesting. Prior to vesting, ownership of the restricted stock cannot be transferred. The restricted stock has the same voting rights as the common stock. The Company recognizes the cost of restricted stock awards ratably over the vesting period as compensation expense at the closing price on the date of grant. The Company issued one million shares of restricted stock totaling  $94,000 during 2010 and no restricted stock in 2009. As of December 31, 2010, there is approximately  $61,000 in unrecognized compensation associated with this award to be reflected in 2011.

Stock Options

The Company issued stock options under its stock plan at exercise prices equal to the Company’s common stock price on the date of grant with contractual terms of three years. Historically, the stock options were fully vested and expensed as compensation on the grant date. Beginning in 2010, the Company began to issue stock options with vesting schedules and such stock options are generally subject to forfeiture if employment terminates prior to full vesting. There was no unrecognized compensation expense at the end of 2010 and 2009.

During the years ended December 31, 2010 and 2009, the Company issued the following common stock options:

Date Issued	Shares	Consideration	Valuation	Company Relationship
02/04/2010	200,000	Director Compensation	$7,932	Board Member
02/06/2010	500,000	Director Compensation	$20,665	Board Member
10/06/2010	1,300,000	Employee Incentive Comp	$91,907	Corporate Officer
11/30/2010	1,200,000	Accrued Salary	$81,119	Non Executive Employee
12/27/2010	7,222,222	Employee Incentive Comp	$485,403	Corporate Officer and Board Member
12/27/2010	1,333,333	Director Compensation	$89,613	Board Member
	11,755,555		$776,639

Date Issued	Shares	Consideration	Valuation	Relationship
04/10/2009	5,305,550	Employees’ Bonus	$221,238	Non Executive Employees
05/06/2009	8,311,116	Employees’ Bonus	$852,959	Non Executive Employees
05/06/2009	5,555,556	Officer Incentive Compensation	$570,160	Former Chief Executive Officer
06/01/2009	500,000	Officer Incentive Compensation	$63,422	Chief Financial Officer
12/31/2009	4,500,000	Employees’ Bonus	$284,227	Non Executive Employees
12/31/2009	250,000	Director Compensation	$15,791	Board Member
12/31/2009	2,000,000	Officer Incentive Compensation	$126,323	Chief Financial Officer
	26,422,222		$2,134,120

The fair value of stock options granted during 2010 was estimated using the Black-Scholes option pricing model and the following assumptions:

Risk free interest rate	1.36 – 1.52%
Expected life	3 years
Expected volatility	171 - 192%
Expected dividend yield	0%

The following table summarizes the stock option activity for the years ended December 31,

	2010		2009
	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of period	38,042,499	$.298	15,982,752	$.350
Granted	11,755,556	.089	26,422,222	.062
Exercised	—	—	(250,000)	.105
Forfeited / expired / cancelled	(23,214,721)	.118	(4,112,475)	.994
Outstanding at end of period	26,583,334	$.078	38,042,499	$.298
Options exercisable at end of period	25,383,334	$.078	38,042,499	$.298
Weighted average remaining contractual term	2.09 years		1.63 years

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2010:

	Options Outstanding and Exercisable
Exercise prices	Number outstanding	Weighted average remaining contractual terms (years)	Weighted average exercise price
$.045	5,555,555	1.35	$.045
$.073	4,500,000	2.00	.073
$.080	1,500,000	1.27	.080
$.090	12,027,779	2.48	.090
$.094	1,300,000	2.77	.094
$.140	500,000	1.42	.140
	25,383,334	2.09	$.078

The aggregate intrinsic value of 25,383,334 options outstanding and exercisable as of December 31, 2010 was  $272,167. The aggregate intrinsic value for the options is calculated as the difference between the prices of the underlying awards and quoted price of the Company’s common stock for the options that were in-the-money as of December 31, 2010.

Preferred Stock	12 Months Ended
Dec. 31, 2010
Preferred Stock
NOTE 13

Preferred Stock

On May 3, 2009, the Board of Directors approved the creation of a Series E Preferred Stock and 100,000 shares of such stock were issued. The terms of the Series E Preferred Stock were subsequently amended on May 14, 2009. The Series E Preferred Stock, as amended, had no dividend or liquidation preference, but did include a conversion feature with preferential voting rights. Each share of the Series E Preferred Stock was convertible into shares of the Company’s common stock (as determined by dividing the Stated Value by the Conversion Price feature) and had 21.5 voting rights for each share received. The Series E Preferred Stock, as amended, had a conversion price of  $0.105 and a stated value of  $6.26. The Company cancelled all authorized shares of Series A, B, C, and D Preferred Stock.

During 2010, the Company cancelled the 100,000 shares of Series E Preferred Stock authorized and outstanding restoring  $440,607 to accrued expenses and  $185,387 to accounts payable.

LITIGATION AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
LITIGATION AND CONTINGENCIES
NOTE 9. LITIGATION AND CONTINGENCIES

In the ordinary conduct of business, the Company is subject to periodic lawsuits, investigations and litigation claims, which the Company accrues for where appropriate. The Company cannot predict with certainty the ultimate resolution of such lawsuits, investigations and claims asserted against it.  As of June 30, 2011, the Company had the following material contingencies:

Hudson Bay Fund LP et al. and Brio Capita l

Hudson Bay Fund LP and Hudson Bay Overseas Fund Ltd. filed an action against the Company on June 16, 2009 in the Supreme Court of New York relating to the warrants attached to a Subscription Agreement between those entities and the Company. The Hudson Bay entities sought to re-price the warrants, increase the number of shares they can purchase pursuant to the warrants, certain equitable remedies, and unspecified damages. A non-final Summary Judgment Order in favor of Hudson Bay was granted by the Court in March 2011 which would have required the Company, among other things, to issue 9,283,352 shares of common stock. The Company filed a Motion to Renew, Reargue and Reconsider the summary judgment order that was denied.

On May 17, 2011, the Company reached a settlement with Hudson Bay Fund LP and Hudson Bay Master Fund Ltd. f/k/a Hudson Bay Overseas Fund, Ltd. (collectively, “Hudson Bay”) and entered into a Settlement Agreement resolving the previously disclosed lawsuit against the Company, without admitting any liability or wrongdoing on the part of the Company.  The settlement relates to the exercise of certain Class A and Class B Warrants issued by the Company to Hudson Bay dating back to 2006, and resolves all outstanding issues and claims between the parties.  As a result of the Settlement Agreement, Hudson Bay has no further rights of any kind whatsoever with respect to the above referenced Warrants.

Under the terms of the Settlement Agreement, the Company was required to, and has, issued an aggregate of 13,283,352 shares of our common stock (the “Hudson Bay Shares”) to Hudson Bay, which have been issued and pay aggregate attorney fees of approximately  $180,000, in twelve equal monthly payments.  Pursuant to the Settlement Agreement, Hudson Bay agreed not to sell publicly on any trading day in excess of the greater of 20% of (i) the daily or intra day trading volume or (ii) the daily average of the prior 40-day trading volume of our common stock.   The Settlement Agreement also contains mutual releases and required the filing of a stipulation of discontinuance by the parties that discontinued Hudson Bay’s Supreme Court action with prejudice.

Brio Capital

Brio Capital, the holder of a similarly worded warrant to those of Hudson Bay, filed an action against us on March 25, 2011 in the Supreme Court of the State of New York for the issuance of approximately 6.2 million shares of common stock upon the exercise of certain warrants. The Company has filed a response to such complaint, which includes additional arguments from those set forth in the Hudson Bay litigation. Brio Capital filed a summary judgment motion that the Company has responded to. The Company considers the plaintiff’s interpretation of the warrant provisions to be incorrect and intends to vigorously defend the action, but the outcome of the action cannot be predicted.

Tsunami Communications v. GlobeTel

On March 3, 2006, Civil Action File No. 06A-02368-5 was filed in Superior Court for Gwinnett County, Georgia by Tsunami Communications and several of its former shareholders. The Company asserted affirmative defenses and a trial was held in November 2009. By Order of the Court entered on September 2, 2010, a judgment was entered against GlobeTel and several other co-defendants for the breach by Sanswire Technologies, Inc. (“ST”) (a then unrelated party) of its asset purchase agreement with the plaintiff Tsunami based on a deemed de facto merger resulting from a subsequent asset purchase agreement between ST and GlobeTel. As damages, the Company was ordered to issue 530,015 shares of common stock to former shareholders of Tsunami and pay  $229,180 to a former Tsunami shareholder with respect to two outstanding promissory notes. Subsequent to the Order, the plaintiffs filed both a Motion for Reconsideration asking the Court to reconsider its decision to deny several of the plaintiffs’ claims and to substantially increase the award of damages and a Claim for Attorney’s Fees, both of which have been denied by the Court. The Company has issued the share portion of the judgment, but the Company is in settlement discussions with the plaintiffs relating to the cash judgment in this matter.

Peter Khoury

The Company’s former CEO, Peter Khoury, filed an arbitration proceeding against the Company on October 10, 2010 asserting claims for payment of amounts alleged to be due in connection with his services provided to the Company totaling in the aggregate over  $400,000 in cash, 1.8 million shares of common stock, and an additional  $250,000 in shares of common stock. The Company has filed a motion to dismiss the arbitration that has yet to be heard. The parties have agreed to mediate prior to arbitration with an agreed upon mediator; however, a mediation date has yet to be determined. The Company intends to respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

The DeCarlo Group

A lawsuit was filed by the DeCarlo Group on November 24, 2010 in Miami-Dade County Courthouse for over  $400,000 claimed in connection with CFO, accounting and auditing services allegedly rendered to the Company. It is the Company’s position that the Company was overcharged in connection with the services rendered and that the amounts are not due. DeCarlo is currently seeking an attorney to represent him in this matter and a hearing has been scheduled for August 23, 2011. The Company has filed a motion to dismiss on various grounds and intends to otherwise defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Siegel

A lawsuit was filed by Frances Siegel, the mother of a former officer and director of the Company, on January 20, 2011 in Miami-Dade County Courthouse for  $300,000 plus interest claimed in connection with an alleged investment in the Company in 2003. The parties have begun preliminary discovery. The Company has filed a motion to dismiss and intends to defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

GlobeTel Wireless Europe GmbH

A lawsuit was filed by Rechtsanwalt Harry Kressel, Court Appointed Insolvency Administrator of the Assets of GlobeTel Wireless Europe GmbH, on March 8, 2011 in the Circuit Court in Brevard County, FL for  $165,000 plus interest claimed in connection with an alleged parent company guaranty. The parties have begun preliminary discovery. The Company is currently reviewing the claim and intends to respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Dohan

The Company has filed a lawsuit on November 3, 2008, in the Florida Circuit Court for the Eleventh Circuit in Miami-Dade County, FL against its former auditors, Dohan Brown Salum + Ferro CPA PA n/k/a Dohan Salum + Company CPA PA and the individual auditors who performed work for the Company. The claim asserts that but for the professional negligence of the audit firm in failing to observe U.S. GAAP and other accounting and auditing standards, the Company would not have incurred substantial fees and professional expenses to restate its financials and defend allegations of wrongdoing asserted by the SEC against it. If negotiations are not fruitful, the Company intends to amend its complaint to add claims and will begin aggressive discovery, but the outcome of the action cannot be predicted.

IRS

During 2010 and 2009, the Company, under its former name Sanswire Corp., incurred and reported to the Internal Revenue Service (“IRS”) payroll tax liabilities (and deposited the appropriate withholding amounts) during the normal course of business at each payroll cycle. The Company has reported its payroll tax liabilities for all the tax periods in 2007 and 2008, however, it failed to deposit the appropriate withholding amounts for those periods. The Company recognized this issue and, accordingly, contacted the IRS to make arrangements to pay any taxes due. One such matter has been resolved with the IRS, and the Company currently estimates the amount involved in the second matter to be approximately  $200,000. The Company may be subject to additional penalties and interest from the IRS in connection with these payroll tax matters.  The Company is engaged in discussions with the IRS to settle this matter and has filed an Offer in Compromise with the IRS.

NOTE 14

Litigation and Contingencies

Securities and Exchange Commission

On May 2, 2008, the SEC filed a lawsuit in the United States District Court for the Southern District of Florida against the Company and three former officers of the Company, Timothy J. Huff, Thomas Y. Jimenez and Lawrence E. Lynch. The SEC alleged, among other things, that the Company recorded  $119 million in revenue on the basis of fraudulent invoices created by Joseph Monterosso and Luis Vargas, two individuals formerly employed by the Company who were in charge of its wholesale telecommunications business.

The SEC alleged that the Company violated Sections 5(a), 5(c), and 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and Rules 10b-5, 12b-20, 13a-1, 13a-11 and 13a-13 under the Exchange Act. The SEC sought as relief a permanent injunction, civil penalties, and disgorgement with prejudgment interest. The Commission subsequently consolidated this action with another pending action involving former officers of the Company. The Commission also moved to amend its complaint against the Company to include additional allegations of wrongdoing beginning in 2002, but such amendment did not add any new defendants. The Company vigorously defended itself in this action and on December 16, 2010 the Company reached a settlement with the SEC resolving this lawsuit, without admitting or denying the allegations in the SEC’s complaint, as is consistent with standard SEC practice.

Under the terms of the settlement, the Company was required to pay a civil penalty of  $300,000. The funds to pay the civil penalty had been held in escrow since June 2010. Further, the Company consented to a permanent injunction against future violations of Sections 5(a), 5(c) and 17(a) of the Securities Act and Sections 10(b), 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Exchange Act and Rules 10b-5, 12b-20, 13a-1, 13a-11 and 13a-13 thereunder. The Company also agreed to perform certain undertakings, including among others, retaining a Chief Financial Officer, establishing and securing board members for an independent audit committee of our Board of Directors, and retaining an audit committee financial expert for the Board, to enhance its disclosure controls, processes and practices. The Company’s failure to fulfill any such undertaking could result in the SEC’s petitioning the Court for an order for it to pay a penalty of  $1.3 million plus interest. On December 16, 2010, the U.S. District Court for the Southern District of Florida was advised of the settlement and dismissed all claims against the Company without prejudice. The Company has satisfied all undertakings required in the settlement to be complied with by it as of the date of this Annual Report on Form 10-K.

Hudson Bay Fund LP et al. and Brio Capital

Hudson Bay Fund LP and Hudson Bay Overseas Fund Ltd. filed an action against the Company on June 16, 2009 in the Supreme Court of New York relating to the warrants attached to a Subscription Agreement between those entities and the Company. The Hudson Bay entities are seeking to re-price the warrants, increase the number of shares they can purchase pursuant to the warrants, certain equitable remedies, and unspecified damages. A non-final Summary Judgment Order in favor of Hudson Bay was granted by the Court in March 2011 requiring the Company, among other things, to issue 9,283,352 shares of common stock. The Company intends to appeal this order and continues to consider the plaintiff’s interpretation of the warrant provisions to be incorrect. The Company intends to continue to vigorously defend the action, but the outcome of the action cannot be predicted. Brio Capital, the holder of a similarly worded warrant, filed an action against the Company on February 25, 2011 in the District Court for the Southern District of New York for the issuance of approximately 6.2 million shares of common stock upon the exercise of certain warrants and the Company is actively working out the appropriate response. The Company intends to vigorously defend the action, but the outcome of the action cannot be predicted.

Tsunami Communications v. GlobeTel

On March 3, 2006, Civil Action File No. 06A-02368-5 was filed in Superior Court for Gwinnett County, Georgia by Tsunami Communications and several of its former shareholders. The Company asserted affirmative defenses and a trial was held in November 2009. By Order of the Court entered on September 2, 2010, a judgment was entered against GlobeTel and several other co-defendants for the breach by Sanswire Technologies, Inc. (“ST”) (a then unrelated party) of its asset purchase agreement with the plaintiff Tsunami based on a deemed de facto merger resulting from a subsequent asset purchase agreement between ST and GlobeTel. As damages, the Company was ordered to issue 530,015 shares of common stock to former shareholders of Tsunami and pay  $229,180 to a former Tsunami shareholder with respect to two outstanding promissory notes.

Subsequent to the Order, the plaintiffs filed both a Motion for Reconsideration asking the Court to reconsider its decision to deny several of the plaintiffs’ claims and to substantially increase the award of damages and a Claim for Attorney’s Fees, both of which have been denied by the Court.

Peter Khoury

The Company’s former CEO, Peter Khoury, filed an arbitration proceeding against the Company on October 10, 2010 asserting claims for payment of amounts alleged to be due in connection with his services provided to the Company totaling in the aggregate over  $400,000 in cash, 1.8 million shares of common stock and an additional  $250,000 in shares of common stock. The Company has filed a motion to dismiss the arbitration that has yet to be heard. Mediation is expected. The Company intends to respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

The DeCarlo Group

A lawsuit was filed by the DeCarlo Group on November 24, 2010 in Miami-Dade County Courthouse for over  $400,000 claimed in connection with CFO and accounting services allegedly rendered to the Company. It is the Company’s position that the Company was overcharged in connection with the services rendered and that the amounts are not due. The Company has filed a motion to dismiss for improper venue and intends to otherwise defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Siegel

A lawsuit was filed by Frances Siegel, the mother of a former officer and director of the Company, on January 20, 2011 in Miami-Dade County Courthouse for  $300,000 plus interest claimed in connection with an alleged investment in the Company back in 2003. The Company has filed a motion to dismiss and intends to defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

GlobeTel Wireless Europe GmbH

A lawsuit was filed by Rechtsanwalt Harry Kressel, Court Appointed Insolvency Administrator of the Assets of GlobeTel Wireless Europe GmbH, on March 8, 2011 in the Circuit Court in Brevard County, FL for  $165,000 plus interest claimed in connection with the default of the Company on a parent company guaranty with GlobeTel Wireless Europe. The Company intends to review and respond to the allegations and defend itself vigorously in this matter, but the outcome of the action cannot be predicted.

Dohan

A lawsuit was filed by the Company on November 3, 2008, in the Florida Circuit Court for the Eleventh Circuit in Miami-Dade County, FL against its former auditors, Dohan + Co. and the individual auditors who performed work for the Company.  The claim asserts that but for the professional negligence of the audit firm in failing to observe GAAP and other accounting and auditing standards, the Company would not have incurred substantial fees and professional expenses to restate its financials and defend allegations of wrongdoing asserted by the SEC against it.  The Company intends to vigorously pursue its claim in this matter, but the outcome of the action cannot be predicted.

IRS

During 2010 and 2009, Sanswire incurred and reported to the Internal Revenue Service (“IRS”) payroll tax liabilities (and deposited the appropriate withholding amounts) during the normal course of business at each payroll cycle. During the period 2007 through 2008, the Company reported its payroll tax liabilities on a timely basis, however, it failed to deposit the appropriate withholding amounts. The Company recognized this issue and, accordingly, contacted the IRS to make arrangements to pay any taxes due. One such matter has been resolved with the IRS, and the Company currently estimates the amount involved in the second matter to be approximately  $200,000. The Company may be subject to additional penalties and interest from the IRS in connection with these payroll tax matters.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
NOTE 14. SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date. The following material subsequent event was as follows:

World Surveillance Group Inc. held its 2011 Annual Meeting of Shareholders on Tuesday, July 26, 2011. At that meeting, the shareholders of the Company approved:

The Amended and Restated Certificate of Incorporation (the “Restated Charter”)

The Restated Charter increases the authorized common stock of the Company from 500,000,000 to 750,000,000 shares and (i) identifies the rights of the preferred stock, if issued, and the common stock of the Company, (ii) establishes that the Company has a perpetual existence, (iii) allows for the books and records of the Company to be kept wherever the Board of Directors designates, and (iv) eliminates the personal liability of directors except in certain circumstances, as allowed by Delaware law.

The 2011 Equity Compensation Incentive Plan of the Company (the “Plan”)

The purpose of the Plan is to strengthen the Company and its subsidiaries by enhancing its profitable growth by providing incentives in the form of stock options and other equity ownership opportunities in the Company (each, an “ Award ”) to its and its subsidiaries’ employees, officers, directors, consultants and advisers, all of whom are eligible to receive Awards under the Plan, thereby encouraging them to devote their abilities and industry to the success of the Company and its subsidiaries and their business and enterprise.
Subject to certain adjustments, the aggregate number of shares (the “ Authorized Shares ”) of Common Stock that may be delivered in satisfaction of Awards granted under the Plan is 25,000,000 shares of Common Stock.   Awards under the Plan may be in the form of incentive stock options (“ ISOs ”), nonstatutory stock options, restricted stock, restricted stock units, and any other equity-based interests as the Administrator shall determine, or any combination thereof. If any Award expires, or is terminated, surrendered, forfeited, expires unexercised, is settled in cash in lieu of Common Stock or is exchanged for other Awards, in whole or in part, the unissued shares covered by such Award shall again be available for the grant of Awards under the Plan.

NOTE 15

Subsequent Events

The Company has evaluated subsequent events that have occurred through March 30, 2011, the date of the consolidated financial statements.

On March 2, 2011, the Company entered into a 12% Secured Promissory Note with a principal amount of  $200,000. The principal and interest is due in full on March 2, 2012. The note is secured by a security agreement for substantially all of the Company’s assets.

On March 22, 2011, the Company entered into a Settlement Agreement (the “Agreement”) with TAO, Kroeplin and GTC pursuant to which the parties agreed, among other things:

•	To terminate all existing agreements between the parties (the “Old Agreements”);
•	That TAO and Kroeplin are to keep all cash and shares of the Company’s Common Stock previously paid to them and that the Company is to ship back to TAO the old STS 111 (SD34) airship;
•
To discharge  $2,474,753 in debt owed by the Company under the Old Agreements, reflected as  $2,185,000 in Other Accrued Liabilities and  $289,753 in Accounts Payable on the Company’s Consolidated Balance Sheet as of December 31, 2010;

•	To cooperate to wind down and dissolve the joint venture, Sanswire-TAO Corp.;
•	To negotiate the potential terms of a revised relationship among the parties for the next 60 days;
•	To a mutual non-disparagement clause and a mutual release and covenant not to sue for any claim related to the Old Agreements and for any claim that may exist currently;
•
The Company warranted that, to its knowledge, it is not using any trade secret rights of TAO or Kroeplin and that it will not intentionally develop products that use any trade secret rights of TAO or Kroeplin, nor will it intentionally infringe any patent of TAO or Kroeplin in any country where such patent is valid; and

•	That the parties will not use the name, logo or trademarks of any of the parties in any commercial activity or promotional or advertising materials, including on its website.

ACQUISITIONS	6 Months Ended
Jun. 30, 2011
ACQUISITIONS
NOTE 3. ACQUISITIONS

On May 25, 2011, World Surveillance Group Inc. (the “Company”) entered into a Stock Purchase Agreement (the “Agreement”) by and among the Company, Global Telesat Corp. (“GTC”), Growth Enterprise Fund, S.A. (the “Shareholder”) and David Phipps (“Phipps”) pursuant to which the Company acquired 100% of the outstanding shares of capital stock of GTC, such that GTC is now a wholly-owned subsidiary of the Company.

Pursuant to the Agreement, the purchase price paid by the Company for GTC consisted of:  $600,000 in cash, with  $350,000 payable on the closing of the acquisition (the “Closing”),  $125,000 payable on or before the date that is 60 days after the Closing and the final  $125,000 payable on or before the date that is 120 days after the Closing, 30,000,000 shares of the Company’s common stock, and an earn-out equal to 5% of the gross revenues related to the construction by GTC of certain potential satellite ground stations.  Pursuant to the Agreement and an Escrow Agreement, 5,500,000 shares of common stock out of the 30,000,000 shares issued by the Company have been placed in escrow for one year to satisfy possible indemnification claims of the Company.  David Phipps, the President of GTC, has entered into an employment agreement with GTC and WSGI to continue in his role as President of GTC. The Shareholder has the right to nominate two members of the Company’s Board of Directors, both of whom are required to be “independent” under the rules and regulations of the Securities and Exchange Commission. The Agreement also includes restrictions on the sale of the Company’s securities issued as the purchase price by the Shareholder for a two-year period following the Closing.

In connection with the Closing, GTC, the Shareholder and the Company also entered into an Option Agreement dated May 25, 2011 pursuant to which the Shareholder was granted an exclusive option to purchase certain GTC assets on the occurrence of a bankruptcy event of WSGI occurring within 18 months of the Closing at a purchase price equal to 80% of the fair market value of such assets at the time of the bankruptcy event, as determined by an independent valuation firm.

The common stock of the Company issued as purchase price pursuant to the Agreement was issued as restricted securities under an exemption provided by Section 4(2) of the Securities Act of 1933, as amended.  The Agreement, however, provides the Shareholder with certain piggyback registration rights, although these rights have been waived in connection with the registration statement the Company filed pursuant to certain Registration Rights Agreements entered into by the Company in May 2011.

Management believes the Company’s acquisition of GTC reflects the Company’s commitment to strategically expand and diversify our business. GTC provides mobile voice and data communications services globally via satellite to the U.S. government and defense industry end users. GTC specializes in services related to the Globalstar satellite constellation, including ground station construction, satellite telecommunications voice airtime and tracking services.  GTC is also an authorized reseller of satellite telecommunications services offered by other leading satellite network providers such as Inmarsat, Iridium and Thuraya. GTC’s equipment is installed in various ground stations across Africa, Asia, Australia, Europe and South America.

The operating results of GTC from May 25, 2011 to June 30, 2011 are included in the Company’s Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2011. The Company’s Condensed Consolidated Balance Sheet as of June 30, 2011 reflects the acquisition of GTC, effective on the acquisition date of May 25, 2011.

The following table summarizes the allocation of the GTC acquisition purchase price, which has been accounted for at the fair values of the assets acquired and liabilities assumed under the acquisition method of accounting:

Current assets	$203,780
Property and equipment	2,736,732
Current liabilities assumed	(90,512)

Total Purchase Price	$2,850,000

The acquired property and equipment primarily consists of eight unique satellite network infrastructure devices, known as appliqués, which provide the signal receipt and processing technology that enables and powers Globalstar’s satellite data service. GTC’s appliqués are located at a number of Globalstar satellite ground stations and provide service across Europe, Russia and parts of Australia, Asia, the Middle East and South America. Long-term contracts with Globalstar allow GTC access to their satellite network for the purposes of offering tracking services for commercial applications over the useful life of the appliqués through 2025. GTC has developed various simplex satellite tracking devices that are capable of transmitting locational and other information from any location within the Globalstar satellite network. Although GTC can sell to U.S. government customers without the need for any form of certification, GTC can not sell such tracking devices commercially without certification from Globalstar and the Federal Communications Commission for use in the U.S., and from comparable entities globally, like CE Mark.  GTC has begun the process to apply for certification to sell these devices both in the U.S. and globally. Although, GTC believes the likelihood of obtaining these certifications is high due to its experience in producing these tracking devices for government customers combined with its knowledge and experience of the Globalstar network and their certification requirements, there is no guarantee that GTC will be able to certify its tracking devices. GTC expects to begin selling the tracking devices and service plans before the end of 2011.

The following table shows certain unaudited pro forma results of the Company, assuming the Company had acquired GTC on January 1, 2011:

Revenues	$236,438

Net loss	$(245,887)

Per common share data:
Basic and diluted	$(0.00)

Weighted average shares:
Basic and diluted	368,748,473

PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2011
PROPERTY AND EQUIPMENT
NOTE 4.  PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2011 (Unaudited)	December 31, 2010
Appliques	$2,736,732		$—
Office furniture and fixtures	5,543		—
	2,742,275		—
Less: accumulated depreciation	(16,170)		—
	$2,726,105	$

IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT	6 Months Ended
Jun. 30, 2011
IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT
NOTE 7.  IMPAIRMENT OF INTANGIBLE ASSETS AND EXTINGUISHMENT OF DEBT

On June 3, 2008 the Company, TAO Technologies Gmbh (“TAO”) and Professor Bernd Kroeplin (“Kroeplin”) restructured their November 2007 agreement and entered into a new agreement to form a 50/50 U.S. based joint venture company owned by the Company and TAO to be called Sanswire-TAO Corp. to place, among other things, the license rights to certain TAO intellectual property for the exclusive use in the U.S., Canada and Mexico. The intellectual property included, but was not limited to, an existing patent in Germany as well as any updates to that patent. This integration of the Company and Stuttgart, Germany-based TAO was intended to create various strategic advantages for both companies.

On June 3, 2008, the Company reclassified the transaction as the purchase of assets and recognized a  $3,229,000 intangible asset related to the intellectual property, including the German patent. The  $391,000 paid during 2007 was applied as payment towards the investment. During 2008, the Company paid an additional  $653,000 for the investment, made up of  $385,000 in cash and the issuance of 2,680,000 shares of the Company’s common stock valued at  $268,000. The balance due of  $2,185,000 was recorded in accrued expenses. (See Note 4)

During the fourth quarter of 2010, the Company entered into discussions with TAO and Kroeplin as to the future relationship between the parties and the status of the joint venture. By the end of December, the Company had decided to base its business going forward exclusively on the technology developed for it by Eastcor Engineering in the United States. Accordingly, the Company recorded an impairment charge of  $1,210,875 representing the unamortized balance of the intangible asset at December 31, 2010.

On March 22, 2011, the Company entered into a Settlement Agreement by and among the Company, TAO, Kroeplin and Global Telesat Corp., providing for, among other things, the termination of all existing agreements between the parties (the “Old Agreements”); the retention by TAO and Kroeplin of all cash and shares of the Company’s common stock previously paid to them; the return of the old STS 111 (SD34) airship by the Company to TAO; the discharge in full of  $2,474,753 in debt owed by the Company under the Old Agreements; and the winding down and dissolution of the joint venture, Sanswire-TAO Corp. The Company recorded a  $2,474,753 gain on the extinguishment of the debt during the first quarter ended March 31, 2011.  The Sanswire-TAO Corp. was dissolved on June 20, 2011.

PER SHARE INFORMATION	6 Months Ended
Jun. 30, 2011
PER SHARE INFORMATION
NOTE 13. PER SHARE INFORMATION:

Basic earnings per share (“Basic EPS”) of common stock is computed by dividing the net income by the weighted-average number of shares of common stock outstanding.  Diluted earnings per share of common stock (“Diluted EPS”) is computed by dividing the net income by the weighted-average number of shares of common stock, and dilutive common stock equivalents and convertible securities then outstanding. U.S. GAAP requires the presentation of both Basic EPS and Diluted EPS on the face of the Company’s Condensed Consolidated Statements of Operations.  Common stock equivalents totaling 86,817,432 and 74,082,932 were excluded from the computation of Diluted EPS for the six month periods ended June 30, 2011 and 2010, respectively, as their effect on the computation of Diluted EPS would have been anti-dilutive.

	Six Months Ended June 30,
	2011	2010
Numerator:
Net loss	$(111,632)	$(4,808,087)

Denominator:
Weighted-average shares of common stock outstanding	344,881,070	275,358,110
Dilutive effect of stock warrants and stock options	-	-
Weighted-average shares of common stock outstanding, assuming dilution	344,881,070	275,358,110

Net loss per share:
Basic and diluted	$(0.00)	$(0.02)